Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

The Group has evaluated subsequent events through the date of issuance of the unaudited condensed consolidated financial statements. Except for the events disclosed elsewhere in the unaudited condensed financial statements and the following events with material financial impact on the Group’s unaudited condensed consolidated financial statement, no other subsequent event is identified that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

On October 25, 2024, the Group and YOOV Group Holding Limited, a company organized under the laws of the British Virgin Islands (“YOOV”), mutually agreed to terminate the Agreement and Plan of Merger dated March 1, 2024 (the “Merger Agreement”). The Merger Agreement originally aimed to facilitate the reverse takeover of YOOV resulting in YOOV becoming the major shareholder of the Group upon completion. However, both parties concluded that the conditions required to finalize the merger were no longer feasible.